UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2007

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 97.5%
Alabama - 0.6%
	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA:
$4,940,000	5.500% due 10/1/13 (a)	$5,155,730
8,880,000	5.500% due 10/1/14 (a)	9,258,110
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, 6.450% due 5/15/19 (a)	1,034,280
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, AMBAC, 5.625% due 6/1/25 (b)	4,304,200

	Total Alabama	19,752,320

Alaska - 0.3%
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,685,600
5,000,000	Alaska State Housing Financial Corp., General Housing, MBIA, 5.250% due 12/1/25	5,291,500

	Total Alaska	7,977,100

Arizona - 2.1%
	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
2,500,000	5.000% due 1/1/31	2,578,900
4,375,000	Refunding, 5.000% due 1/1/23	4,563,737
	Arizona Health Facilities Authority:
1,500,000	Hospital Systems Revenue, Phoenix Children's Hospital, 6.125% due 11/15/22 (b)	1,577,400
3,000,000	Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,277,770
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, MBIA:
3,520,000	5.000% due 8/1/18	3,783,226
2,895,000	5.000% due 8/1/20	3,080,917
	Maricopa County, AZ:
	GO, Elementary School District:
1,000,000	No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,063,480
	No. 14, Creighton School Improvement Project of 1990, FGIC:
355,000	6.500% due 7/1/08	361,436
295,000	6.500% due 7/1/08 (c)	300,399
	IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, MBIA, 7.000% due 12/1/16 (c)	603,555
	MFH Revenue:
2,450,000	Refunding Bonds, FHA, GNMA-Collateralized, 6.000% due 10/20/31	2,603,321
2,125,000	Stanford Court Apartments, 6.250% due 7/1/18 (c)	2,201,776
	Mesa, AZ, IDA, Revenue, Discovery Health Systems, MBIA:
14,000,000	5.625% due 1/1/19 (b)	14,800,380
3,000,000	5.625% due 1/1/29 (b)	3,171,510
750,000	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26 (a)	752,723
	Phoenix, AZ:
	Civic Improvement Corp.:
1,500,000	Airport Revenue, Senior Lien, FSA, 5.000% due 7/1/25	1,519,785
	Excise Tax Revenue, Senior Lien:
2,630,000	Adams Street Garage Project B, 5.375% due 7/1/29 (b)	2,742,406
2,350,000	Municipal Courthouse Project A, 5.375% due 7/1/29 (b)	2,450,439
1,000,000	Wastewater System Revenue, FGIC, 5.000% due 7/1/24	1,027,590
1,400,000	GO, 6.250% due 7/1/17	1,686,776

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Arizona - 2.1% (continued)
$950,000	IDA, MFH Revenue, Ventana Palms Apartments Project, MBIA, 6.150% due 10/1/29 (b)	$1,017,279
	Pima County, AZ:
260,000	IDA, Industrial Revenue Refunding, FSA, 7.250% due 7/15/10	261,095
1,000,000	USD, No. 1, Tucson, FGIC, 7.500% due 7/1/10	1,101,690
130,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	132,873
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC, 5.000% due 7/15/22	1,035,720
	University of Arizona, COP:
	AMBAC:
1,395,000	5.000% due 6/1/19 (b)	1,493,194
5,435,000	5.000% due 6/1/28	5,581,799
	Unrefunded Balance, University of Arizona Project, AMBAC:
130,000	5.000% due 6/1/19	135,509
60,000	5.000% due 6/1/20	62,393
1,875,000	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,009,006

	Total Arizona	66,978,084

Arkansas - 0.2%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	2,165,060
4,345,000	Little Rock, AR, School District, GO, Refunding, FSA, 5.500% due 2/1/30	4,530,140

	Total Arkansas	6,695,200

California - 12.3%
6,400,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Refunding Childrens Hospital & Research, 5.000% due 12/1/37	6,308,096
3,625,000	Amador Water Agency, CA, COP, MBIA, 5.000% due 6/1/36	3,749,120
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,108,550
4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Area AB, AMBAC, 5.000% due 8/1/23	4,296,706
	California EFA Revenue:
1,910,000	5.625% due 7/1/23 (b)	1,954,102
1,090,000	5.625% due 7/1/23	1,093,695
4,000,000	California Health Facilities Finance Authority Revenue, Sutter Health,
	6.250% due 8/15/35	4,240,200
	California Housing Finance Agency Revenue, Home Mortgage:
10,000,000	4.700% due 8/1/24 (a)	9,773,500
4,000,000	4.700% due 8/1/36 (a)	3,720,320
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC, 5.750% due 9/1/23	2,328,438
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC, 5.300% due 12/1/21	5,094,375
3,730,000	California State Department of Water Resources, Water Revenue, FSA,
	5.125% due 12/1/24	3,877,708
	California State, GO:
21,600,000	5.000% due 12/1/29	22,008,024
	Various Purpose:
43,730,000	5.000% due 12/1/30	44,486,529
27,500,000	5.000% due 6/1/37	27,831,375
10,000,000	5.000% due 11/1/37	10,124,300
35,470,000	5.000% due 12/1/37	35,858,751
5,000,000	California Statewide CDA, Revenue, Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37	4,946,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
California - 12.3% (continued)
$1,810,000	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, FSA, 5.250% due 6/1/23	$1,921,424
16,260,000	Castaic Lake Water Agency, COP, Revenue, MBIA, 5.250% due 8/1/23	17,009,423
3,655,000	Cucamonga County, CA, Water District, COP, FGIC, 5.125% due 9/1/31	3,765,418
450,000	El Segundo, CA, GO, USD, Refunding Bonds, FGIC, 5.250% due 9/1/22	482,364
24,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (b)	27,890,400
3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC,
	5.250% due 8/1/21	3,141,720
10,330,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue,
	5.000% due 11/15/24	10,053,466
9,925,000	Los Angeles County, CA, COP, Antelope Valley Courthouse, AMBAC,
	5.250% due 11/1/33 (b)	10,493,405
	Los Angeles, CA, Water & Power Revenue, Power Systems, FSA:
1,500,000	5.000% due 7/1/23	1,571,925
3,920,000	5.000% due 7/1/25	4,088,090
7,850,000	5.000% due 7/1/26	8,170,751
3,500,000	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, FGIC, 5.000% due 10/1/24	3,654,105
	Modesto, CA, Irrigation District, COP, Capital Improvements, FSA:
1,535,000	5.000% due 7/1/20	1,592,117
2,210,000	5.000% due 7/1/21	2,286,355
1,680,000	5.000% due 7/1/22	1,731,677
10,785,000	Novato, CA, USD, FGIC, 5.000% due 8/1/26	11,090,647
	Orange County, CA:
1,000,000	Recovery, COP, MBIA, 6.000% due 7/1/08 (c)	1,015,780
1,000,000	Refunding, Recovery, MBIA, 6.000% due 6/1/09 (c)	1,041,280
	Pomona, CA:
3,000,000	Public Financing Authority Revenue, Water Facilities Project, AMBAC, 5.000% due 5/1/32	3,118,530
3,000,000	Public Financing Authority Revenue, Merged Redevelopment Project, MBIA, 5.000% due 2/1/27	3,056,760
	Rancho Cucamonga, CA, RDA, Tax Allocation:
1,000,000	Rancho Development Project, MBIA, 5.250% due 9/1/26	1,010,620
10,000,000	Rancho Redevelopment Housing Set Aside A, MBIA, 5.000% due 9/1/34	10,122,300
5,000,000	Rancho Redevelopment Projects, MBIA, 5.125% due 9/1/30	5,104,350
2,025,000	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25 (b)	2,161,606
	San Francisco, CA, City & County:
16,675,000	Airports Commission, International Airports Revenue, Refunding, FGIC,
	5.125% due 5/1/26	17,175,083
	COP, San Bruno Jail No. 3, AMBAC:
3,000,000	5.250% due 10/1/20	3,097,860
5,000,000	5.250% due 10/1/26	5,156,900
10,000,000	Southern California Public Power Authority, Project Number 1, 5.000% due 11/1/33	9,593,000
	University of California Revenues, AMBAC:
4,000,000	5.000% due 5/15/23	4,177,960
3,750,000	5.000% due 5/15/24	3,905,662
4,000,000	5.000% due 5/15/25	4,158,160
6,000,000	5.000% due 5/15/26	6,225,360

	Total California	385,864,587

Colorado - 3.2%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, 7.250% due 9/15/30 (b)	1,136,860

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Colorado - 3.2% (continued)
	Refunding & Improvement, University of Denver Project, AMBAC:
$5,810,000	5.300% due 3/1/19 (b)	$6,171,208
3,245,000	5.500% due 3/1/21 (b)	3,466,536
2,435,000	Unrefunded, University of Denver Project, FGIC, 5.250% due 3/1/23	2,636,033
	Colorado Health Facilities Authority Revenue:
5,000,000	Adventist Health System/Sunbelt Inc., 5.125% due 11/15/28 (d)	5,040,900
10,000,000	Hospital Parkview Medical Center Inc. Project A, 5.000% due 9/1/37	9,481,100
1,000,000	Parkview Medical Center Project, 6.500% due 9/1/20 (b)	1,111,260
500,000	Poudre Valley Health Care, 5.000% due 3/1/25	487,555
10,000,000	Refunding Adventist Health, Sunbelt, 5.250% due 11/15/35 (d)	10,092,000
12,500,000	Remarketed 7/8/98, 5.350% due 8/1/15 (c)	13,280,625
6,865,000	Colorado State Board of Governors, University Enterprise System Revenue, FGIC, 5.000% due 3/1/37	7,090,172
2,180,000	Colorado Water Resource & Power Development Authority, FGIC, 5.375% due 11/1/20	2,345,397
	Denver, CO, City & County:
9,450,000	Airport Revenue, 14.000% due 11/15/08 (a)	10,340,946
	COP, AMBAC:
6,655,000	5.750% due 12/1/17 (b)	7,191,593
7,420,000	5.500% due 12/1/21 (b)	7,965,815
4,000,000	5.500% due 12/1/25 (b)	4,294,240
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC, 5.100% due 12/1/20	2,087,860
	Highlands Ranch Metropolitan, District No. 2, FSA:
525,000	6.500% due 6/15/10 (c)	566,743
475,000	6.500% due 6/15/10	511,209
10,000,000	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, AMBAC, zero coupon bond to yield 6.299% due 6/15/31 (b)	2,591,300
500,000	Pueblo County, CO, School District No. 60, GO, FGIC, 5.250% due 12/15/20	532,185
1,000,000	University of Colorado Hospital Authority Revenue, 5.600% due 11/15/21 (b)	1,080,170

	Total Colorado	99,501,707

Connecticut - 1.7%
2,010,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, 6.625% due 12/1/14 (a)	2,013,055
15,000,000	Connecticut State, HEFA Revenue, Yale University, 5.125% due 7/1/27	15,270,300
	Mashantucket Western Pequot Tribe Connecticut Special Revenue:
1,000,000	5.550% due 9/1/08 (e)	1,006,240
2,000,000	5.700% due 9/1/12 (e)	2,030,520
6,500,000	5.750% due 9/1/18 (e)	6,555,965
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC, 5.375% due 8/1/30 (b)	8,433,929
	University of Connecticut, GO:
3,905,000	5.000% due 4/1/20 (b)	4,175,070
4,500,000	5.000% due 4/1/21 (b)	4,811,220
	Waterbury, CT, GO, FSA:
3,435,000	5.000% due 4/1/18 (b)	3,672,564
1,925,000	5.000% due 4/1/19 (b)	2,058,133
2,500,000	5.000% due 4/1/20 (b)	2,672,900
2,000,000	5.000% due 4/1/21 (b)	2,138,320

	Total Connecticut	54,838,216

District of Columbia - 0.1%
	District of Columbia:
740,000	Unrefunded Balance, MBIA, 5.000% due 6/1/15	752,062

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
District of Columbia - 0.1% (continued)
$3,000,000	Revenue, American Association for the Advancement of Science, AMBAC, 5.250% due 1/1/16	$3,063,420

	Total District of Columbia	3,815,482

Florida - 9.2%
2,605,000	Bonita Springs, FL, Vasari Capital Improvement, 6.950% due 5/1/32	2,801,808
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	4,530,624
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (c)	968,214
2,000,000	Broward County, FL, Waste & Sewer Utilities, 5.000% due 10/1/30	2,077,220
240,000	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral Medical Center, Refunding, 8.125% due 11/1/08 (c)	250,193
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31 (b)	6,862,680
	Capital Region Community Development District, Capital Improvement:
920,000	6.850% due 5/1/31	987,997
950,000	6.700% due 5/1/32	996,550
4,000,000	Capital Travel Agency Revenue, Seminole Tribe Convention, 8.950% due 10/1/33 (b)	5,016,760
3,720,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,775,912
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, MBIA, 5.750% due 7/1/22 (b)	2,141,800
315,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, 6.500% due 10/1/25	315,425
	Collier County, FL:
740,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (c)	822,495
90,000	Water-Sewer, Refunding, Water Revenue, AMBAC, 8.875% due 5/1/12 (c)	101,065
2,530,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,549,203
225,000	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08 (c)	232,826
	Escambia County, FL:
230,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC, 5.950% due 7/1/20	243,805
	Utilities Systems Revenue:
3,000,000	FGIC, 6.250% due 1/1/15	3,436,050
275,000	MBIA, 9.750% due 6/1/12 (c)	316,118
	Florida Housing Finance Corporate Revenue:
7,500,000	4.700% due 7/1/37 (a)	6,990,075
1,500,000	Augustine Club Apartment, MBIA, 5.750% due 10/1/30 (b)	1,625,535
	Florida Municipal Loan Council Revenue, MBIA:
1,625,000	5.250% due 11/1/18	1,749,053
1,805,000	5.250% due 11/1/20	1,931,043
1,050,000	Florida State, Broward County Expressway Authority, 10.000% due 7/1/14 (c)	1,320,165
	Florida State Board of Education:
3,220,000	5.250% due 6/1/19	3,452,001
	Capital Outlay, GO:
15,965,000	Public Education, 5.250% due 6/1/24 (b)	16,877,719
3,000,000	Public Education, FGIC, 5.000% due 6/1/19	3,158,640
1,000,000	Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC, 5.000% due 9/1/21	1,064,730
175,000	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC, 10.375% due 10/1/13 (c)	213,946
1,685,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (c)	1,964,390

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Florida - 9.2% (continued)
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems:
$1,750,000	6.000% due 11/15/25 (b)	$1,955,433
2,750,000	5.875% due 11/15/29 (b)	3,104,007
3,000,000	Adventist Sunbelt-Inc., 6.000% due 11/15/31 (b)	3,318,900
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	6,197,220
1,380,000	Utility, Refunding Bonds, MBIA, 9.875% due 12/1/11 (c)	1,529,592
	Indian River County, FL, School Board COP, MBIA:
4,225,000	5.000% due 7/1/19	4,458,980
4,380,000	5.000% due 7/1/20	4,605,132
10,000,000	Jacksonville, FL, Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	9,864,000
2,000,000	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, MBIA, 5.250% due 10/1/21	2,141,460
205,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC, 9.750% due 10/1/13 (c)	246,160
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, MBIA, 5.000% due 10/1/18	5,245,911
	Lee County, FL:
35,000	Capital Bonds, MBIA, 7.400% due 10/1/09 (c)	36,768
1,405,000	HFA, Brittany Phase II Project, 6.100% due 12/1/32 (a)(d)	1,454,301
1,600,000	Justice Center, Improvement Revenue Bonds, MBIA, 11.125% due 1/1/11 (c)	1,791,264
	Southwest Florida Regional Airport Revenue, MBIA:
815,000	8.625% due 10/1/09 (c)	868,660
495,000	9.625% due 10/1/09 (c)	534,016
25,000	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, 7.300% due 1/1/28 (a)	25,206
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	7.875% due 12/15/25 (a)	15,030,750
6,010,000	8.050% due 12/15/25 (a)	6,022,801
10,000	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08 (c)	10,376
2,370,000	Mediterra North Community Development District, 6.800% due 5/1/31	2,442,451
	Miami-Dade County, FL:
250,000	Aviation Revenue, Miami International Airport, FGIC, 5.550% due 10/1/13 (a)	264,045
240,000	HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	241,116
2,250,000	Stormwater, MBIA, 5.000% due 4/1/28	2,322,202
530,000	North Springs Improvement District, Refunding, Water & Sewer, MBIA, 7.000% due 10/1/09	564,757
1,000,000	Oceanside Housing Development Corp. Inc., MFH, Mortgage Revenue, Refunding, 6.875% due 2/1/20	1,001,330
	Orange County, FL:
	Health Facilities Authority Revenue:
	Southern Adventist Hospital, Adventist Health Systems:
1,405,000	8.750% due 10/1/09 (c)	1,499,781
3,000,000	6.500% due 11/15/30 (b)	3,290,010
980,000	Unrefunded Balance, Hospital Healthcare, 6.000% due 10/1/26	1,019,827
	School Board, COP:
25,250,000	AMBAC, 5.500% due 8/1/25	26,485,987
18,500,000	MBIA, 5.250% due 8/1/23 (b)	19,275,335
	Tourist Development Tax Revenue:
2,000,000	Refunding, AMBAC, 5.000% due 10/1/21	2,111,080
4,500,000	Senior Lien, AMBAC, 5.125% due 10/1/25 (b)	4,822,470

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Florida - 9.2% (continued)
	Orlando, FL:
$935,000	Urban Community Development, Capital Improvement, 6.950% due 5/1/33 (b)	$1,037,158
	Utilities Commission, Water & Electric Revenue:
90,000	5.250% due 10/1/21	95,451
2,740,000	Refunding, 5.000% due 10/1/23	2,845,545
26,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, FSA, 7.750% due 7/1/10	26,041
2,105,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (c)	2,478,553
2,100,000	Palm Coast, FL, Utilities Systems Revenue, MBIA, 5.000% due 10/1/27	2,162,874
2,385,000	Panther Trace, FL, Community Development, Special Assessment, 7.250% due 5/1/33 (b)	2,723,622
500,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, 5.700% due 8/1/19 (a)	512,745
4,000,000	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33 (b)	4,412,120
	Polk County, FL:
1,000,000	Transportation Improvement Revenue, FSA, 5.250% due 12/1/22 (b)	1,066,200
2,025,000	Utilities Systems Revenue, FGIC, 5.000% due 10/1/24	2,103,550
2,220,000	Port St. Lucie, FL, South Lennard Special Assessment, 7.125% due 9/1/21	2,242,333
960,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 7.000% due 5/1/33	1,036,272
5,955,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	6,337,787
1,440,000	Rivercrest Community Development District, 7.000% due 5/1/32 (b)	1,624,608
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,061,607
	Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, MBIA:
5,000,000	5.250% due 7/1/24	5,518,950
3,485,000	5.500% due 7/1/28	3,913,516
6,900,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (e)	6,644,424
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,070,580
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, MBIA, 5.250% due 5/1/25	2,080,840
	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC:
3,000,000	5.200% due 10/1/22	3,280,440
2,000,000	5.000% due 10/1/28	2,093,540
150,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (c)	165,245
	Tampa, FL:
585,000	Guaranteed Entitlement Revenue, MBIA, 9.750% due 10/1/08 (c)	614,964
1,000,000	Sales Tax Revenue, AMBAC, 5.375% due 10/1/21	1,072,640
	Sports Authority Revenue, Guaranteed Parking Tampa Bay Arena Project, MBIA:
500,000	6.050% due 10/1/20	590,320
1,000,000	6.100% due 10/1/26	1,218,030
2,465,000	Water & Sewer Revenue, 6.900% due 10/1/16 (c)	2,830,066
1,000,000	University of Central Florida, Athletics Association Inc., FGIC, 5.250% due 10/1/34	1,043,570
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, MBIA, 5.200% due 11/1/25	1,146,288
1,000,000	MBIA, 5.250% due 10/1/23	1,072,240
1,065,000	Waterchase Community Development District, 6.700% due 5/1/32 (b)	1,164,120
	West Orange Healthcare District, FL:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Florida - 9.2% (continued)
$2,000,000	5.650% due 2/1/22	$2,073,880
2,000,000	5.800% due 2/1/31	2,063,000
165,000	West Palm Beach, FL, IDR, 11.375% due 6/1/11 (c)	190,422
1,865,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC, 10.400% due 10/1/13 (b)	2,094,115

	Total Florida	287,263,026

Georgia - 2.7%
430,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	434,747
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC, 5.625% due 1/1/16	1,042,820
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC, 5.625% due 7/1/20	356,356
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA, 6.250% due 7/1/24	1,049,270
	Atlanta, GA:
1,000,000	Airport Revenue, FGIC, 5.500% due 1/1/26 (b)	1,055,100
	Water & Wastewater Revenue:
1,000,000	FGIC, 5.500% due 11/1/19	1,127,780
1,000,000	MBIA, 5.500% due 11/1/27	1,176,980
2,000,000	Augusta, GA, Water & Sewer Revenue, FSA, 5.250% due 10/1/26 (b)	2,128,000
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC, 5.000% due 8/1/22	1,037,740
1,000,000	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, 6.125% due 1/1/24	1,021,270
95,000	Cobb County, GA, Kennestone Hospital Authority Revenue, 9.500% due 2/1/08 (c)	95,889
1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA, 5.625% due 10/1/26	1,173,220
	Columbia County, GA, Water & Sewer Revenue:
1,000,000	FGIC, 5.500% due 6/1/25	1,046,300
20,000	MBIA, 9.750% due 12/1/08 (c)	20,279
580,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (c)	616,273
1,000,000	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA, 5.000% due 6/1/28	1,040,040
2,000,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,036,540
	Fulton County, GA:
1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC, 5.500% due 11/1/18	1,066,950
1,000,000	Housing Authority, MFH Revenue, Concorde Place Apartment Project, 6.300% due 7/1/16 (a)(b)	1,014,210
660,000	Residential Care Facilities, Canterbury Court Project, 6.300% due 10/1/24 (b)	707,626
	Water & Sewer Revenue, FGIC:
290,000	6.375% due 1/1/14 (c)	319,035
10,000	6.375% due 1/1/14	10,997
	Georgia Municipal Electric Authority:
1,500,000	Power System Revenue, 6.500% due 1/1/12	1,588,725
500,000	Power Revenue, AMBAC, 7.250% due 1/1/24	674,790
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
2,000,000	5.250% due 10/1/20	2,033,040
9,785,000	5.750% due 10/1/31 (b)	10,807,728

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Georgia - 2.7% (continued)
	Georgia State:
$1,000,000	GO, 5.750% due 8/1/17	$1,170,430
4,000,000	HFA, Revenue, Single Family, 4.600% due 12/1/37 (a)	3,656,520
1,000,000	Habersham County, GA, GO, School District, MBIA, 5.000% due 4/1/22	1,062,860
500,000	Jefferson, GA, GO, 5.900% due 2/1/25	531,360
1,000,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (a)(d)	1,016,200
	Main Street Natural Gas Inc., GA, Gas Project Revenue:
10,000,000	5.000% due 3/15/22	9,750,200
10,885,000	5.500% due 9/15/26	10,884,020
	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue:
250,000	Refunding, AMBAC, 6.250% due 7/1/20	292,558
1,520,000	Refunding, Third Indenture, AMBAC, 5.000% due 7/1/19	1,646,555
500,000	Milledgeville, GA, Water & Sewer Revenue, FSA, 6.000% due 12/1/21	597,305
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, 6.800% due 1/1/12	555,485
1,500,000	Municipal Electric Authority of Georgia, Combustion Turbine Project, MBIA, 5.250% due 11/1/22	1,588,875
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC, 6.100% due 2/1/24 (b)	1,069,230
	Private Colleges & Universities Authority Revenue:
2,000,000	Emory University Project, 5.500% due 11/1/31 (b)	2,102,760
2,000,000	Mercer Housing Corp. Project, 6.000% due 6/1/31	2,048,520
500,000	Mercer University Project, 5.750% due 10/1/21 (b)	552,260
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, 6.250% due 2/1/25 (a)	2,066,620
1,000,000	Rockdale County, GA, Water & Sewer Authority Revenue, MBIA, 5.500% due 7/1/25 (b)	1,055,100
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	558,555
	Revenue, College of Arts & Design Inc. Project:
1,000,000	6.800% due 10/1/19 (b)	1,078,140
4,500,000	6.900% due 10/1/29 (b)	4,859,505
1,000,000	Student Housing Revenue, University Financing Foundation Project, ACA, 6.750% due 11/15/20	1,063,770
1,175,000	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA, 5.500% due 3/1/21	1,262,044

	Total Georgia	84,150,577

Hawaii - 0.8%
	Hawaii State:
2,500,000	Airports Systems Revenue, Refunding, FGIC, 5.750% due 7/1/21	2,631,575
	Department of Budget & Finance:
960,000	Hawaiian Electric Co. Inc., MBIA, 5.650% due 10/1/27 (a)	1,012,925
	Special Purpose Revenue, Kaiser Permanente:
15,545,000	5.100% due 3/1/14 (c)	15,992,074
4,000,000	5.150% due 3/1/15 (c)	4,110,040

	Total Hawaii	23,746,614

Illinois - 3.7%
	Chicago, IL:
500,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (c)	535,380
	O’Hare International Airport:
3,000,000	General Airport, Third Lein-B2, XLCA, 6.000% due 1/1/29 (a)	3,218,550
1,250,000	Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19 (a)	1,355,637
	Single-Family Mortgage Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Illinois - 3.7% (continued)
$65,000	FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	$66,682
220,000	FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	227,515
53,185,000	Skyway Toll Bridge Revenue, AMBAC, 5.500% due 1/1/31 (b)	57,153,665
3,585,000	Wastewater Transmission Revenue, Second Lien, MBIA, 5.750% due 1/1/25 (b)	3,800,351
	Illinois Health Facilities Authority Revenue:
9,450,000	Healthcare Systems, 5.500% due 11/15/31 (d)	9,450,000
345,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	377,496
3,000,000	Order of Saint Francis Healthcare System, 6.250% due 11/15/29 (b)	3,195,780
1,500,000	Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,625,265
1,830,000	Illinois Housing Development Authority, MFH Revenue, GNMA- Collateralized, 5.750% due 12/20/32	1,891,159
6,000,000	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, FSA, 5.000% due 1/1/22	6,369,000
	Illinois State:
2,750,000	COP, Department of Central Management Services, MBIA, 5.650% due 7/1/17	2,794,907
	GO:
	FGIC:
1,500,000	6.100% due 1/1/20	1,579,410
4,000,000	5.125% due 2/1/22	4,167,400
10,000,000	MBIA, 5.625% due 6/1/25 (b)	10,575,700
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, MBIA, 5.500% due 6/15/23	1,086,350
1,045,000	Regional Transportation Authority, FGIC, 7.750% due 6/1/20	1,369,817
3,430,000	University of Illinois Revenue, Auxiliary Facilities Systems, MBIA, 5.750% due 4/1/19 (b)	3,655,934
160,000	Will County, IL, GO, Community Consolidated School District No. 30-C, Troy Township, FSA, 5.250% due 2/1/20	171,982

	Total Illinois	114,667,980

Indiana - 1.6%
1,550,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (c)	1,635,142
	Indiana Health Facilities Financing Authority, Hospital Revenue:
2,275,000	6.375% due 8/1/31 (b)	2,533,281
725,000	6.375% due 8/1/31	746,185
36,625,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	38,462,476
3,685,000	Indianapolis, IN, Local Public Improvement Bond Bank, 6.750% due 2/1/14 (c)	4,123,883
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	2,074,380

	Total Indiana	49,575,347

Iowa - 0.2%
	Iowa Finance Authority Revenue:
3,000,000	Catholic Health Initiatives, 6.000% due 12/1/18	3,189,270
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,140,910
55,000	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	56,047

	Total Iowa	6,386,227

Kansas - 0.5%
1,695,000	Johnson County, KS, USD, No. 231, GO, Refunding & Improvement, FSA, 5.000% due 10/1/18	1,760,512
	Junction City, KS, GO, Refunding and Improvement, AMBAC:
1,380,000	5.000% due 9/1/19	1,493,795
1,325,000	5.000% due 9/1/20	1,426,495

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Kansas - 0.5% (continued)
$2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC, 5.625% due 4/1/23	$2,730,659
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	1,123,700
30,000	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, GNMA-Collateralized, 6.875% due 12/1/26 (a)(d)	30,252
	Wyandotte County, Kansas City, KS:
555,000	School District No. 204, Bonner Springs, Unrefunded Balance, FSA, 5.600% due 9/1/20	587,539
5,635,000	Unified Government Utilities Systems Revenue, Refunding, AMBAC, 5.650% due 9/1/17	6,467,909

	Total Kansas	15,620,861

Kentucky - 0.9%
3,055,000	Kentucky Housing Corp. Housing Revenue, 4.700% due 7/1/22 (a)	2,963,930
	Kentucky Infrastructure Authority:
1,200,000	5.000% due 6/1/19	1,247,424
1,250,000	5.000% due 6/1/20	1,298,988
	Kentucky State Property & Buildings Commission Revenue:
1,835,000	Project No. 66, MBIA, 5.700% due 5/1/17 (b)	1,940,347
5,175,000	Project No. 87, FGIC, 5.000% due 3/1/23	5,501,232
15,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	15,157,200

	Total Kentucky	28,109,121

Louisiana - 0.1%
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized, 6.500% due 6/20/37	1,084,450
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, 6.550% due 11/15/23 (a)	1,032,170
1,500,000	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,510,890

	Total Louisiana	3,627,510

Maine - 0.1%
3,385,000	University of Maine System Revenue, AMBAC, 5.500% due 3/1/30 (b)	3,557,432

Maryland - 1.2%
3,000,000	Maryland HEFA Revenue, University of Maryland Medical System, 5.000% due 7/1/36	2,959,440
	Maryland State:
2,300,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, 7.750% due 3/1/25	2,427,604
	Health & Higher EFA Revenue:
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24 (b)	5,432,800
2,000,000	University of Maryland Medical System, 5.000% due 7/1/31	2,002,680
	Transportation Authority:
4,470,000	Lease Revenue, Metrorail Parking Projects, AMBAC, 5.000% due 7/1/24	4,662,970
2,710,000	Parking Revenue, Baltimore/Washington International Airport Project, AMBAC, 5.000% due 3/1/22	2,824,524
	Montgomery County, MD, Housing Opportunities Commission Revenue:
2,725,000	5.550% due 11/1/22	2,793,316
12,980,000	5.650% due 11/1/33	13,320,076

	Total Maryland	36,423,410

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 3.0%
$630,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (c)	$655,868
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (b)	3,415,610
	Massachusetts State:
	DFA Revenue:
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	1,037,920
1,000,000	Merrimack College Issue, MBIA, 5.000% due 7/1/22	1,040,530
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,603,326
	GO, Consolidated Loan:
12,240,000	5.250% due 11/1/30 (b)	13,272,077
6,760,000	Refunded Balance, 5.250% due 11/1/30 (b)	7,330,003
	HEFA Revenue:
5,000,000	Berklee College of Music, 5.000% due 10/1/32	5,085,100
1,000,000	Berkshire Health Systems, Radian, 5.700% due 10/1/25	1,027,360
3,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	3,256,470
15,000,000	Harvard University, 5.000% due 7/15/22	15,734,850
5,000,000	New England Medical Center Hospital, FGIC, 5.000% due 5/15/22	5,160,500
3,000,000	Partners Healthcare System, 5.250% due 7/1/13	3,103,290
	University of Massachusetts:
5,030,000	Lowell Campus, FGIC, 5.250% due 10/1/31 (b)	5,390,500
1,250,000	Memorial Health Care Inc., 6.625% due 7/1/32	1,297,850
9,000,000	Project, MBIA, 5.250% due 10/1/31 (b)	9,776,070
	Worcester Campus, FGIC:
1,055,000	5.125% due 10/1/20	1,103,097
765,000	5.125% due 10/1/21	798,492
885,000	5.125% due 10/1/22	921,825
660,000	5.125% due 10/1/23	686,037
5,000,000	5.250% due 10/1/31 (b)	5,358,350
840,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	884,302
5,000,000	Special Obligation Revenue, Consolidated Loan, FGIC, 5.000% due 6/1/21 (b)	5,347,600
245,000	Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	259,207

	Total Massachusetts	94,546,234

Michigan - 4.4%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF, 5.000% due 5/1/22	4,138,760
3,000,000	Detroit, MI, Water Supply Systems, Senior Lien, FGIC, 5.750% due 7/1/26 (b)	3,180,210
4,000,000	East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF, 5.625% due 5/1/30 (b)	4,222,720
4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF, 5.375% due 5/1/27 (b)	4,278,506
	Grand Rapids, MI, Water Supply, Refunding, FGIC:
1,000,000	5.250% due 1/1/17	1,047,560
3,500,000	5.250% due 1/1/18	3,660,230
1,000,000	Lake Superior, MI, State University Revenue, AMBAC, 5.500% due 11/15/21	1,072,310
	Michigan State:
5,530,000	COP, AMBAC, 5.500% due 6/1/27 (b)	5,831,938
	Hospital Finance Authority Revenue:
	Refunding:
	OSF Healthcare Systems:
5,355,000	6.125% due 11/15/19 (b)	5,697,184
2,500,000	6.250% due 11/15/24 (b)	2,665,600
10,000,000	Sparrow Hospital Obligated, 5.000% due 11/15/36	9,658,600

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Michigan - 4.4% (continued)
$30,000,000	Trinity Health, 5.375% due 12/1/30	$30,918,000
32,400,000	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, 6.875% due 7/23/09 (a)	32,510,484
	Midland, MI, GO, AMBAC:
1,000,000	5.150% due 5/1/18	1,027,010
1,030,000	5.200% due 5/1/19	1,061,858
1,340,000	5.250% due 5/1/21	1,382,666
3,555,000	Newaygo, MI, GO, Public Schools, Q-SBLF, 5.625% due 5/1/26 (b)	3,751,272
	Saline, MI, Area Schools, GO, Q-SBLF:
3,145,000	5.750% due 5/1/18 (b)	3,327,662
5,150,000	5.375% due 5/1/19 (b)	5,404,770
4,305,000	5.375% due 5/1/21 (b)	4,517,968
5,150,000	5.375% due 5/1/22 (b)	5,404,770
	Stockbridge, MI, GO, Community Schools, Q-SBLF:
600,000	5.500% due 5/1/21 (b)	631,686
1,325,000	5.625% due 5/1/26 (b)	1,398,776

	Total Michigan	136,790,540

Minnesota - 2.1%
1,500,000	Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized, 6.625% due 4/20/43 (b)	1,751,325
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA- Collateralized, 5.625% due 2/1/26	2,567,125
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	1,070,850
1,000,000	6.200% due 2/20/43	1,063,240
	Elk River, MN, ISD No. 728, GO, MBIA:
9,500,000	5.375% due 2/1/20	10,068,195
4,250,000	5.500% due 2/1/21	4,519,960
	Hennepin County, MN, Lease Revenue, COP:
2,955,000	5.000% due 11/15/14	2,996,872
3,105,000	5.000% due 11/15/15	3,146,390
	Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, FGIC:
2,500,000	5.250% due 1/1/25 (b)	2,645,750
8,000,000	5.250% due 1/1/26 (b)	8,466,400
7,750,000	5.250% due 1/1/32 (b)	8,201,825
	Minneapolis, MN:
2,750,000	Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (b)	3,083,465
470,000	Hospital Revenue, St. Mary's Hospital & Rehabilitation, 10.000% due 6/1/13 (c)	557,580
	Minnesota State, GO:
7,400,000	5.250% due 8/1/18	7,586,998
6,375,000	5.250% due 8/1/19	6,530,932
	Rochester, MN, Electric Utilities Revenue:
1,335,000	5.200% due 12/1/19 (b)	1,410,521
1,405,000	5.250% due 12/1/20 (b)	1,486,476

	Total Minnesota	67,153,904

Mississippi - 0.8%
1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, 6.800% due 8/1/24 (a)	1,765,280
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, 6.800% due 4/1/22	3,513,570

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Mississippi - 0.8% (continued)
$19,685,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	$21,319,249

	Total Mississippi	26,598,099

Missouri - 2.1%
	Jefferson City, MO, School District, GO, Refunding & Improvement, Direct
	Deposit Project, MBIA:
1,000,000	5.000% due 3/1/20	1,074,950
1,640,000	5.000% due 3/1/22	1,745,977
	Kansas City, MO, IDA, Revenue, AMBAC:
2,105,000	5.000% due 12/1/17	2,313,332
2,680,000	5.000% due 12/1/18	2,926,587
4,080,000	5.000% due 12/1/19	4,427,249
4,500,000	5.000% due 12/1/20	4,859,865
1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA, 5.000% due 9/1/19	1,830,920
	Missouri State HEFA Revenue:
1,000,000	BJC Health System, 5.000% due 5/15/21	1,039,000
	Lake Regional Health System Project:
1,200,000	5.125% due 2/15/18	1,204,008
2,000,000	5.600% due 2/15/25	2,015,420
15,000	Missouri State Housing Development Community Mortgage Revenue, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	15,325
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, FSA:
1,000,000	5.000% due 11/15/23	1,040,070
900,000	5.000% due 11/15/24	936,549
10,345,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	10,656,695
1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA, 5.250% due 9/1/22	1,063,170
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC, 5.000% due 3/1/24	1,567,680
	St. Louis, MO, Airport Revenue, Airport Development Program, MBIA:
6,420,000	5.125% due 7/1/22 (b)	6,820,543
19,000,000	5.250% due 7/1/31 (b)	20,264,830

	Total Missouri	65,802,170

Montana - 1.1%
750,000	Forsyth, MT, PCR, Refunding, Northwestern Corp. Colstrip, AMBAC, 4.650% due 8/1/23	749,130
32,360,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	32,397,861
85,000	Montana State Board of Regents Revenue, MBIA, 10.000% due 11/15/08 (c)	90,217

	Total Montana	33,237,208

Nebraska - 0.9%
420,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	457,263
	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC:
9,970,000	5.000% due 1/1/23	10,489,337
13,015,000	5.000% due 1/1/26	13,553,951
2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC, 5.000% due 2/1/20	2,911,597

	Total Nebraska	27,412,148

Nevada - 0.3%
	Henderson, NV, Health Care Facility Revenue, Catholic West:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Nevada - 0.3% (continued)
$2,630,000	6.750% due 7/1/20 (b)	$2,876,115
370,000	6.750% due 7/1/20 (b)	401,983
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, FSA, 6.400% due 7/1/29 (b)	5,318,200

	Total Nevada	8,596,298

New Hampshire - 0.2%
	New Hampshire HEFA Revenue:
2,000,000	Covenant Health System, 5.500% due 7/1/34	2,055,340
1,000,000	Healthcare System, Covenant Health, 6.125% due 7/1/31 (b)	1,114,740
1,000,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,128,880
370,000	Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	402,756
1,000,000	University Systems of New Hampshire, AMBAC, 5.375% due 7/1/20	1,074,800

	Total New Hampshire	5,776,516

New Jersey - 4.8%
1,500,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC, 5.000% due 1/1/25	1,575,840
870,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, MBIA, FHA, 5.650% due 1/1/15	871,479
8,990,000	New Jersey EDA Revenue, School Facilities Construction, 5.000% due 6/15/28 (b)	9,718,640
	New Jersey Health Care Facilities Financing Authority Revenue:
870,000	Rahway Hospital Obligated Group, 5.000% due 7/1/08	871,958
2,280,000	Refunding & Improvement, FSA, 5.500% due 7/1/14	2,379,180
	Robert Wood Johnson University Hospital:
1,000,000	5.600% due 7/1/15	1,045,180
2,045,000	5.700% due 7/1/20	2,137,250
1,500,000	St. Peters University Hospital, 6.875% due 7/1/30	1,541,175
2,000,000	Trinitas Hospital Obligation Group, 7.400% due 7/1/20 (b)	2,220,520
	New Jersey State:
	EDA:
2,000,000	First Mortgage, Presbyterian, 6.375% due 11/1/31	2,048,360
30,450,000	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,384,815
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(d)	11,318,545
	Transportation Trust Fund Authority, Transportation Systems, MBIA:
2,000,000	6.000% due 12/15/19 (b)	2,206,840
18,310,000	5.000% due 12/15/21 (b)	19,517,544
	New Jersey, EDA:
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, MBIA, 5.250% due 7/1/31	1,055,610
10,000,000	Revenue, Refunding, Gloucester Marine Project, 6.625% due 1/1/37	10,453,200
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,266,418
	Tobacco Settlement Financing Corp.:
5,000,000	6.750% due 6/1/39 (b)	5,824,100
39,305,000	NJ, Asset-Backed Bonds, 5.750% due 6/1/32	42,278,423

	Total New Jersey	150,715,077

New Mexico - 0.1%
1,830,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/24	1,917,950

New York - 4.4%
2,000,000	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,075,040
	Metropolitan Transportation Authority of New York:
	Dedicated Tax Fund, FGIC:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
New York - 4.4% (continued)
$5,130,000	5.250% due 11/15/23 (b)	$5,518,700
10,465,000	5.875% due 4/1/25 (b)	11,098,237
7,500,000	Service Contract, Refunding, FGIC, 5.000% due 7/1/22	7,816,725
11,750,000	Nassau Health Care Corp., New York Health Systems Revenue, FSA, 5.500% due 8/1/19 (b)	12,412,700
	New York City, NY:
6,000,000	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (b)	6,381,600
5,000,000	HDC, MFH Revenue, 5.100% due 11/1/24	5,139,900
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	6.000% due 6/15/33 (b)	5,389,800
2,500,000	MBIA, 5.000% due 6/15/27	2,611,500
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,205,110
	New York State Dormitory Authority:
	Lease Revenue:
3,500,000	School District Financing Program, MBIA, 5.750% due 10/1/22	3,838,310
	State University Dormitory Facilities:
250,000	6.000% due 7/1/14 (b)	269,643
2,000,000	5.375% due 7/1/18 (b)	2,177,400
	Revenue:
1,070,000	7.500% due 5/15/11	1,161,601
7,000,000	Court Facilities, City of New York Issue, AMBAC, 5.750% due 5/15/30 (b)	7,489,650
2,660,000	Department of Education, 5.000% due 7/1/24	2,765,549
3,700,000	Maimonides Medical Center, MBIA, 5.000% due 8/1/24	3,852,662
5,705,000	NY & Presbyterian Hospitals, 5.250% due 8/15/25	6,010,217
10,000,000	State University Educational Facility, FSA, 5.500% due 5/15/30 (b)	10,641,200
	New York State Thruway Authority:
2,000,000	Highway & Bridge Toll Revenue Fund, 5.500% due 4/1/18 (b)	2,122,960
	Highway & Bridge, Transportation Fund, FGIC:
2,305,000	5.400% due 4/1/17 (b)	2,441,594
6,595,000	5.500% due 4/1/19 (b)	7,000,461
5,950,000	5.600% due 4/1/20 (b)	6,329,015
3,000,000	New York State Urban Development Corp. Revenue, Personal Income Tax, FGIC, 5.500% due 3/15/21 (b)	3,315,600
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project:
1,000,000	7.000% due 8/1/21	1,037,080
1,000,000	7.000% due 8/1/31	1,023,230
1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,264,675
5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,937,428
1,000,000	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, MBIA, 5.375% due 7/1/18	1,030,860
1,600,000	Tobacco Settlement Financing Corp., Callable Asset-Backed, AMBAC, 5.250% due 6/1/22	1,695,264
	Triborough Bridge & Tunnel Authority:
975,000	Convention Center Project, 7.250% due 1/1/10	1,014,322
3,000,000	GO, 5.500% due 1/1/30 (b)	3,474,420

	Total New York	137,542,453

North Carolina - 1.4%
	Charlotte, NC, Governmental Facilities Projects, COP:
3,500,000	5.250% due 6/1/23	3,687,250
3,000,000	5.000% due 6/1/24	3,107,610

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
North Carolina - 1.4% (continued)
$3,000,000	Craven County, COP, MBIA, 5.000% due 6/1/23	$3,171,780
1,145,000	Dare County, NC, COP, AMBAC, 5.375% due 6/1/15	1,235,215
6,295,000	Harnett County, COP, FSA, 5.000% due 12/1/27	6,582,052
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
2,500,000	6.700% due 1/1/19	2,641,550
1,310,000	6.000% due 1/1/26 (b)	1,591,388
1,700,000	Refunding Bonds, ACA/CBI, 5.750% due 1/1/24	1,751,085
5,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, MBIA, 5.250% due 1/1/18	5,336,200
14,500,000	North Carolina State, Public Improvement, 5.000% due 3/1/18 (b)	15,539,360

	Total North Carolina	44,643,490

North Dakota - 0.0%
1,000,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA, 5.250% due 5/1/13	1,006,770

Ohio - 6.2%
2,550,000	Avon Lake, OH, City School District, FGIC, 5.500% due 12/1/26 (b)	2,710,522
	Canton, OH, City School District:
6,000,000	GO, Variable Purpose, MBIA, 5.500% due 12/1/20 (b)	6,390,360
5,500,000	Variable Purpose, MBIA, 5.625% due 12/1/23 (b)	5,877,300
4,000,000	Cincinnati, OH, City School District, COP, School Improvement Project, FSA, 5.000% due 12/15/32	4,159,040
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, AMBAC:
3,415,000	5.625% due 9/1/16	3,487,944
1,000,000	5.625% due 9/1/21	1,021,360
	Cleveland, OH:
1,210,000	State University, FGIC, 5.000% due 6/1/19	1,307,732
	Waterworks Revenue, First Mortgage, MBIA, Unrefunded Balance:
20,000	5.625% due 1/1/13	20,032
15,000	5.700% due 1/1/14	15,017
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,168,750
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth Systems Project, MBIA, 5.625% due 2/15/17	1,014,220
5,935,000	Refunding MetroHealth System, MBIA, 5.250% due 2/15/19	6,015,063
	University Hospitals Health System Inc., AMBAC:
2,500,000	5.400% due 1/15/19 (b)	2,609,775
9,000,000	5.500% due 1/15/30 (b)	9,409,140
660,000	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA, 6.550% due 2/1/35	660,937
3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA, 5.250% due 12/1/24	3,505,561
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA- Collateralized, 5.900% due 6/20/39	1,039,570
875,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA, 6.600% due 8/1/25	876,199
350,000	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, 7.125% due 5/15/25	336,501
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC, 5.625% due 12/1/25 (b)	5,819,526
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC, 5.000% due 5/15/24	2,618,869
	Sales Tax Revenue, AMBAC:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Ohio - 6.2% (continued)
$640,000	5.250% due 12/1/18	$668,928
2,880,000	5.250% due 12/1/19 (b)	3,047,011
730,000	5.250% due 12/1/19	761,317
10,080,000	5.250% due 12/1/32 (b)	10,664,539
2,570,000	5.250% due 12/1/32	2,665,501
2,000,000	Lakewood, OH, GO, AMBAC, 5.250% due 12/1/21 (b)	2,149,280
1,000,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,054,370
	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC:
10,000,000	5.375% due 11/15/23	10,404,400
19,550,000	5.375% due 11/15/29	20,303,066
	Mason, OH, COP, Municipal Facilities Project, MBIA:
1,025,000	5.000% due 12/1/17	1,068,973
1,075,000	5.000% due 12/1/18	1,119,097
1,080,000	5.000% due 12/1/19	1,121,872
4,325,000	Milford, OH, Exempt Village School District, School Improvement, FSA, 5.125% due 12/1/30 (b)	4,627,750
2,890,000	New Albany Plain, OH, Local School District, FGIC, 5.000% due 12/1/25	2,972,972
	New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC:
2,700,000	5.125% due 10/1/21	2,825,874
5,500,000	5.200% due 10/1/24	5,754,815
1,630,000	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21 (b)	1,728,713
	Ohio State:
	Water Development Authority Revenue:
2,390,000	Fresh Water Improvement, 5.000% due 12/1/25 (b)	2,605,172
2,235,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (c)	2,366,195
	Higher Educational Facility Commission Revenue:
2,875,000	John Carroll University Project, 5.850% due 4/1/20 (b)	3,027,461
6,000,000	Oberlin College Project, 5.125% due 10/1/24	6,324,840
	University of Dayton Project, AMBAC:
3,380,000	5.500% due 12/1/25 (b)	3,630,627
11,710,000	5.500% due 12/1/30 (b)	12,578,296
1,305,000	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA, 5.250% due 11/1/21 (b)	1,400,461
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30 (b)	8,060,227
	University of Cincinnati, OH, General Receipts, FGIC:
2,000,000	5.000% due 6/1/20	2,085,920
2,500,000	5.000% due 6/1/21	2,601,775
6,310,000	5.250% due 6/1/24 (b)	6,781,609
3,250,000	Warrensville Heights, OH, City School District, School Improvement, FGIC, 5.750% due 12/1/24 (b)	3,513,997
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC:
2,000,000	5.125% due 12/1/24 (b)	2,140,000
3,000,000	State Aid Withholding, 5.125% due 12/1/21 (b)	3,210,000

	Total Ohio	195,328,476

Oklahoma - 0.4%
1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC, 5.000% due 7/1/23	1,564,320
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,156,658

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Oklahoma - 0.4% (continued)
$2,100,000	5.000% due 3/1/19	$2,152,563
2,000,000	5.000% due 3/1/20	2,047,480
3,960,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,356,396
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,007,860

	Total Oklahoma	13,285,277

Oregon - 1.8%
	Clackamas County, OR:
	Hospital Facilities Authority Revenue:
8,000,000	Legacy Health System, 5.250% due 5/1/21	8,279,040
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,135,040
6,665,000	School District No. 007J, Lake Oswego, MBIA, 5.000% due 6/1/22 (b)	7,049,037
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	708,525
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	388,271
	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	5.250% due 10/1/16	1,075,170
1,000,000	5.250% due 10/1/20	1,059,230
	Oregon State:
	Department of Administrative Services:
4,000,000	FGIC, 5.000% due 11/1/32	4,157,160
2,000,000	Lottery Revenue, FSA, 5.500% due 4/1/18 (b)	2,174,100
3,000,000	Department of Transportation, Highway User Tax Revenue, 5.125% due 11/15/26 (b)	3,247,830
3,700,000	Facilities Authority Revenue, Willamette University Project, 5.000% due 10/1/27	3,806,819
	GO:
1,000,000	4.700% due 12/1/41 (a)	928,130
2,600,000	State Board of Higher Education, 5.000% due 8/1/36	2,713,048
3,985,000	Veterans Welfare, 5.375% due 12/1/31	4,016,920
770,000	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	772,618
2,885,000	Portland, OR, Community College District, 5.000% due 6/1/18 (b)	3,049,272
1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,052,400
	Washington County, OR, GO:
4,330,000	5.000% due 6/1/21 (b)	4,576,550
6,490,000	5.125% due 6/1/23 (b)	6,886,085

	Total Oregon	58,075,245

Pennsylvania - 1.9%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,360,125
2,400,000	IDA, Dauphin Consolidated Water Supply Co., 6.900% due 6/1/24 (a)	2,975,928
2,060,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building,
	6.750% due 5/15/25 (b)	2,281,718
	Kennett, PA, Consolidated School District, FGIC, State Aid Withholding:
1,040,000	5.000% due 2/15/18 (b)	1,108,682
1,270,000	5.100% due 2/15/19 (b)	1,358,798
1,350,000	5.125% due 2/15/20 (b)	1,445,701
1,535,000	5.125% due 2/15/21 (b)	1,643,816
1,680,000	5.200% due 2/15/23 (b)	1,804,001
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,032,380

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 1.9% (continued)
$1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31 (b)	$1,275,546
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,641,295
1,000,000	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (f)	240,000
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	1,005,600
1,605,000	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA, 5.000% due 10/1/19	1,682,554
	Pennsylvania State Higher EFA Revenue:
985,000	Student Association Inc. Project, 6.750% due 9/1/32	1,030,724
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	1,063,730
	Philadelphia, PA:
5,365,000	Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/20	5,765,336
1,025,000	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (c)	1,226,279
11,600,000	School District, GO, FSA, State Aid Withholding, 5.750% due 2/1/30 (b)	12,466,172
12,915,000	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA, 5.250% due 6/1/24 (b)	14,129,139

	Total Pennsylvania	60,537,524

Puerto Rico - 0.2%
785,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (c)	827,955
	Puerto Rico Electric Power Authority:
3,000,000	MBIA, 5.375% due 7/1/19 (b)	3,294,630
2,000,000	Revenue, 5.000% due 7/1/25	2,075,200
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,003,820
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26 (a)	193,828

	Total Puerto Rico	7,395,433

Rhode Island - 0.5%
3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC, 5.000% due 4/1/24	3,408,125
3,900,000	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, 6.125% due 11/15/18	4,039,815
	Rhode Island State Economic Development Corp.:
3,000,000	Airport Revenue, FGIC, 6.000% due 7/1/28 (b)	3,233,400
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian, 6.125% due 7/1/20	3,638,952

	Total Rhode Island	14,320,292

South Carolina - 6.7%
350,000	Charleston County, SC, GO, Refunding & Capital Improvement, Unrefunded Balance, 5.250% due 5/1/21	360,528
	Greenville County, SC, School District Installment Purchase, Refunding, Building Equity Sooner for Tomorrow:
9,860,000	5.875% due 12/1/19 (b)	11,093,092
7,195,000	6.000% due 12/1/20 (b)	8,135,890
104,825,000	5.500% due 12/1/28 (b)(g)	116,243,587
3,500,000	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, FHA/MBIA, 5.000% due 8/15/31	3,579,660
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC, 6.750% due 1/1/20 (c)	716,341
670,000	Unrefunded Balance, 6.750% due 1/1/20	837,714

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
South Carolina - 6.7% (continued)
$1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	$1,043,500
2,470,000	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, MBIA,
	5.250% due 4/1/26	2,560,353
	South Carolina Transportation Infrastructure Bank Revenue:
	AMBAC:
27,250,000	5.100% due 10/1/27 (b)	29,057,220
27,500,000	5.125% due 10/1/31 (b)	29,348,275
5,960,000	Refunding, AMBAC, 5.000% due 10/1/23	6,270,695

	Total South Carolina	209,246,855

Tennessee - 4.1%
	Chattanooga, TN:
6,300,000	Electric Revenue, 5.375% due 9/1/25 (b)	6,652,863
18,000,000	IDB Lease, Rent Revenue, AMBAC, 5.625% due 10/1/30 (b)	19,168,020
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	1,971,740
9,780,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	10,027,727
4,275,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Refunding, University Health Systems Inc., 5.000% due 4/1/17	4,386,877
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC:
5,665,000	5.125% due 11/1/21 (b)	6,129,530
6,915,000	5.125% due 11/1/22 (b)	7,482,030
	Tennessee Energy Acquisition Corp., Gas Revenue:
7,000,000	5.000% due 2/1/22	6,971,440
4,700,000	5.250% due 9/1/26	4,721,902
28,500,000	5.000% due 2/1/27	27,710,835
12,630,000	Tennessee Housing Development Agency, Mortgage Finance Program,
	5.200% due 7/1/23	13,027,087
	Tennessee State:
	GO:
3,810,000	5.250% due 3/1/17 (b)	3,975,583
4,000,000	5.250% due 3/1/18 (b)	4,173,840
7,300,000	School Board Authority, Higher Educational Facilities, Second Program,
	5.625% due 5/1/30 (b)	7,706,464
	Williamson County, TN, GO, Refunding:
1,500,000	5.000% due 3/1/18	1,564,050
1,895,000	Rural School, 5.000% due 3/1/18	1,975,916

	Total Tennessee	127,645,904

Texas - 5.5%
2,250,000	Austin, TX, Convention Enterprises Inc., Convention Center, First Tier, 6.700% due 1/1/32 (b)	2,470,995
	Bexar County, TX:
1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32 (b)	1,694,220
	Housing Finance Corp., MFH Revenue:
1,450,000	New Light Village, GNMA-Collateralized, 5.900% due 2/20/38	1,524,240
1,000,000	Waters at Northern Hills Apartments, MBIA, 6.050% due 8/1/36	1,000,230
	Brazos River, TX, Harbor Navigation District:
5,000,000	BASF Corp. Project, 6.750% due 2/1/10	5,327,850
5,000,000	Brazoria County Environmental, Dow Chemical Co. Project, 6.625% due 5/15/33 (a)	5,385,000
2,600,000	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,618,876

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Texas - 5.5% (continued)
$4,970,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	$4,878,154
	El Paso County, TX, Housing Finance Corp., MFH Revenue:
3,000,000	American Village Communities, 6.375% due 12/1/32	3,105,360
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,469,468
	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,935,000	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,219,500
15,000	Single-Family Mortgage Revenue, Capital Appreciation, zero coupon bond to yield 8.192% due 6/1/21 (a)	5,030
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,795,200
4,235,000	Garza County, TX, Public Facility Corp., Project Revenue, 5.750% due 10/1/25	4,255,243
1,200,000	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,208,712
5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	5,442,450
	Harris County, TX, Health Facilities Development Corp.:
2,410,000	Hospital, Texas Children's Hospital Project, Revenue, 5.375% due 10/1/16 (c)	2,518,570
2,000,000	School Health Care System, Revenue, 5.750% due 7/1/27 (c)	2,360,360
115,000	Keller, TX, ISD, GO, Unrefunded Balance, Refunding, PSF-GTD, 5.250% due 8/15/22	120,045
	Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	5.250% due 7/1/13	2,544,575
3,635,000	5.250% due 7/1/14	3,698,976
1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC,
	5.375% due 6/1/16	1,000,840
2,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue,
	7.875% due 11/15/26 (b)	2,330,580
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	58,634
994,000	Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized,
	6.650% due 7/20/42	1,081,383
1,550,000	Paris, TX, Water & Sewer Revenue, FGIC, 5.375% due 6/15/20	1,606,777
3,080,000	Pasadena, TX, ISD, GO, School Building, PSFG, 4.750% due 2/15/23	3,177,082
	SA Energy Acquisition, PFC, TX, Gas Supply Revenue:
4,500,000	5.500% due 8/1/19	4,770,135
24,100,000	5.500% due 8/1/22	25,237,279
21,000,000	5.500% due 8/1/23	21,873,810
2,000,000	5.500% due 8/1/25	2,075,660
17,595,000	5.500% due 8/1/26	18,197,805
10,305,000	5.500% due 8/1/27	10,643,416
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue,
	6.700% due 11/15/30 (b)	2,765,225
5,000,000	Texas State, GO, Transportation Communication-Mobility Fund, 5.000% due 4/1/21	5,332,450
	Tyler, TX, Health Facilities Development Corp.:
4,000,000	East Texas Medical Center Project, FSA, 5.500% due 11/1/17	4,080,000
1,350,000	East Texas Medical Center Project, MBIA, 5.500% due 11/1/17	1,377,000
	Victoria, TX, ISD, GO, School Building, PSF-GTD:
1,240,000	5.000% due 2/15/20	1,330,594
1,575,000	5.000% due 2/15/21	1,682,588
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,422

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Texas - 5.5% (continued)
$4,500,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, 6.000% due 9/1/10	$4,583,925

	Total Texas	171,852,659

U.S. Virgin Islands - 0.2%
	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA:
1,000,000	6.000% due 12/1/24	1,035,020
2,790,000	6.250% due 12/1/29	2,893,286
	Virgin Islands HFA:
170,000	Single-Family Mortgage Revenue, GNMA- Collateralized, 6.500% due 3/1/25 (a)	170,654
90,000	Single-Family Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized, 6.450% due 3/1/16 (a)	90,095
	Virgin Islands PFA Revenue:
2,000,000	Senior Lien, ACA/CBI, 5.500% due 10/1/18	2,032,180
500,000	Subordinated Lien, 6.000% due 10/1/22	511,300
1,000,000	Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,024,940

	Total U.S. Virgin Islands	7,757,475

Utah - 0.1%
850,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (c)	1,054,179
895,000	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (c)	964,783

	Total Utah	2,018,962

Vermont - 0.2%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
2,650,000	5.500% due 9/1/28 (b)	2,933,417
1,750,000	5.500% due 9/1/33 (b)	1,937,163

	Total Vermont	4,870,580

Virginia - 1.8%
	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02:
4,000,000	5.875% due 6/1/17	4,245,320
12,500,000	5.500% due 10/1/09	12,549,875
	Fairfax County, VA:
195,000	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA, 5.900% due 6/15/17	199,586
1,000,000	Water Authority & Water Revenue, 5.000% due 4/1/27 (b)	1,087,910
15,000,000	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.250% due 12/1/08	15,086,250
500,000	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, GNMA-Collateralized, 6.250% due 12/20/27	514,950
1,460,000	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, 5.100% due 5/1/25	1,509,699
21,500,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	21,768,320

	Total Virginia	56,961,910

Washington - 0.3%
2,635,000	Clark County, WA, School District No. 117 Camas, GO, FSA, 5.000% due 12/1/19	2,859,265
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, 6.250% due 12/1/18 (a)	2,978,139
3,000,000	State of Washington, GO, AMBAC, 5.000% due 7/1/20	3,200,310

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Washington - 0.3% (continued)
$250,000	Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS, 7.125% due 7/1/16	$308,055

	Total Washington	9,345,769

West Virginia - 0.2%
720,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC, 9.250% due 11/1/11 (c)	816,566
4,190,000	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,220,420

	Total West Virginia	5,036,986

Wisconsin - 0.3%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21 (a)	3,495,014
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	1,034,610
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,822,118
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,924,181
1,000,000	Medical College of Wisconsin Inc. Project, MBIA, 5.400% due 12/1/16	1,010,840

	Total Wisconsin	9,286,763

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $ 2,901,959,842)	3,053,255,768

SHORT-TERM INVESTMENTS - 4.7%
Alaska - 0.1%
3,000,000	Valdez, AK, Marine Terminal Revenue, Refunding, BP Pipelines Inc. Project, 3.630%, 12/3/07 (h)	3,000,000

Colorado - 0.0%
1,200,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America, 3.600%, 12/3/07 (h)	1,200,000

Delaware - 0.0%
300,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen- Thuringen, 3.650%, 12/3/07 (h)	300,000

Florida - 0.1%
2,100,000	Orange County, FL, Health Facilities Authority Revenue, Hospitals, Orlando Regional Healthcare, FSA, SPA-Dexia Credit Local, 3.660%, 12/3/07 (h)	2,100,000

Illinois - 0.4%
2,000,000	Illinois Finance Authority, Alexian Brothers Health Systems C, FSA, SPA- Harris Bank, 3.540%, 12/6/07 (h)	2,000,000
1,600,000	Illinois Finance Authority Revenue, Resurrection Health, LOC-JPMorgan Chase, 3.680%, 12/3/07 (h)	1,600,000
7,000,000	Illinois Health Facilities Authority, University Chicago Hospitals, MBIA, LIQ-JPMorgan Chase, 3.660%, 12/3/07 (h)	7,000,000
490,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan Chase, 3.600%, 12/3/07 (h)	490,000

	Total Illinois	11,090,000

Massachusetts - 0.1%
200,000	Massachusetts State, GO, Central Artery, SPA-Landesbank Baden- Wuerttenburg, 3.630%, 12/3/07 (h)	200,000
1,200,000	Massachusetts State, HEFA Revenue, Wellesley College, 3.400%, 12/3/07 (h)	1,200,000

	Total Massachusetts	1,400,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Michigan - 0.0%
$600,000	Royal Oak, MI, Hospital Finance Authority, Revenue, Refunding, William Beaumont Hospital, AMBAC, SPA-Morgan Stanley, 3.660%, 12/3/07 (h)	$600,000

Mississippi - 0.0%
800,000	Mississippi Development Bank Special Obligation, Wilkinson County Correction Facility,FGIC, SPA-Royal Bank of Canada, 3.700%, 12/6/07 (h)	800,000

Missouri - 0.7%
3,600,000	Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America, 3.620%, 12/3/07 (h)	3,600,000
4,600,000	Missouri State HEFA, Washington University, SPA-JPMorgan Chase, 3.650%, 12/3/07 (h)	4,600,000
	Missouri State HEFA Revenue:
4,600,000	BJC Health Systems, SPA-Bank of Nova Scotia & JP Morgan Chase Bank, 3.600%, 12/3/07 (h)	4,600,000
4,220,000	Washington University, SPA-Dexia Credit Local, 3.600%, 12/3/07 (h)	4,220,000
2,000,000	Missouri State HEFA, Revenue, Washington University, SPA-Dexia Credit Local, 3.650%, 12/3/07 (h)	2,000,000
3,560,000	Missouri State, HEFA, Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG, 3.650%, 12/3/07 (h)	3,560,000

	Total Missouri	22,580,000

New Jersey - 0.3%
3,300,000	New Jersey EDA Revenue, School Facilities Construction Subordinated, LOC-Bank of Nova Scotia, LOC-Lloyds TSB Bank PLC, 3.450%, 12/3/07 (h)	3,300,000
5,200,000	New Jersey State EFA Revenue, Princeton University, 3.530%, 12/3/07 (h)	5,200,000
100,000	New Jersey State Turnpike Authority Revenue, FSA, SPA-Dexia Credit Local, 3.620%, 12/5/07 (h)	100,000

	Total New Jersey	8,600,000

New York - 0.0%
300,000	New York City, NY, MBIA, SPA-Bank of Nova Scotia, 3.560%, 12/3/07 (h)	300,000
1,000,000	New York City, NY, TFA, Future Tax Secured, SPA-Bayerische Landesbank, 3.570%, 12/3/07 (h)	1,000,000

	Total New York	1,300,000

Oregon - 0.0%
1,100,000	Oregon State GO, SPA-Bayerische Landesbank, 3.580%, 12/5/07 (h)	1,100,000

Pennsylvania - 0.6%
600,000	Geisinger Authority PA Health Systems, Geisinger Health System, SPA-Bank of America, 3.570%, 12/3/07 (h)	600,000
	Geisinger Authority, PA, Health System Revenue,
	Geisinger Health System, SPA-Wachovia Bank:
3,400,000	3.570%, 12/3/07 (h)	3,400,000
6,500,000	3.570%, 12/3/07 (h)	6,500,000
8,200,000	Philadelphia, PA, Authority for IDR, Newcourtland Elder Services Project, LOC-PNC Bank N.A., 3.580%, 12/3/07 (h)	8,200,000

	Total Pennsylvania	18,700,000

Texas - 1.2%
	Bell County, TX, Health Facilities Development Corp. Revenue:
5,900,000	Scott & White Memorial Hospital MBIA, SPA-Morgan Guaranty Trust, 3.600%, 12/3/07 (h)	5,900,000
4,375,000	Scott & White Memorial Hospital, HFA, MBIA, SPA-Westdeutsche Landesbank, 3.600%, 12/3/07 (h)	4,375,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FACE AMOUNT	SECURITY	VALUE
Texas - 1.2% (continued)
	Harris County, TX:
	Health Facilities Development Corp. Revenue:
$9,100,000	St. Luke’s Episcopal Hospital, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.600%, 12/3/07 (h)	$9,100,000
8,100,000	Texas Medical Center Project, FSA, SPA-JPMorgan Chase, 3.600%, 12/3/07 (h)	8,100,000
4,900,000	Industrial Development Corp., PCR, Exxon Project, 3.590%, 12/3/07 (h)	4,900,000
6,490,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A, SPA-JP Morgan Chase Bank, 3.650%, 12/3/07 (h)	6,490,000

	Total Texas	38,865,000

Utah - 0.6%
	Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
2,500,000	3.600%, 12/3/07 (h)	2,500,000
9,100,000	SPA-JPMorgan Chase, 3.600%, 12/3/07 (h)	9,100,000
	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV:
3,855,000	3.610%, 12/3/07 (h)	3,855,000
2,500,000	3.650%, 12/3/07 (h)	2,500,000

	Total Utah	17,955,000

Washington - 0.6%
18,185,000	Washington State Health Care Facilities Authority, Revenue, Multicare Health Systems, FSA, SPA-U.S. Bank NA, 3.660%, 12/3/07 (h)	18,185,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $ 147,775,000)	147,775,000

	TOTAL INVESTMENTS - 102.2% (Cost - $3,049,734,842#)	3,201,030,768
	Liabilities in Excess of Other Assets - (2.2)%	(67,785,428)

	TOTAL NET ASSETS - 100.0%	$3,133,245,340

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is currently in default.

(g)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds Structure
USD	— Unified School District
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry *

Pre-Refunded	34.1%
Hospitals	11.5
Utilities	10.9
General Obligation	8.4
Miscellaneous	5.1
Education	5.1
Transportation	3.5
Water and Sewer	2.8
Cogeneration Facilities	2.7
Escrowed to Maturity	2.5
Pollution Control	2.3
Housing: Multi-Family	2.2
Industrial Development	1.9
Public Facilities	1.6
Housing: Single-Family	1.5
Tobacco	1.5
Solid Waste	0.7
Tax Allocation	0.5
Life Care Systems	0.5
Health Care Services	0.3
Government Facilities	0.2
Finance	0.1

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	November 30, 2007

Municipal	0.1
100%

*	As a percentage of total investments.

Please note that the fund holdings are as of November 30, 2007 and are subject to change.

Ratings Table† (November 30, 2007) (unaudited)
S&P/Moody’s/Fitch*
AAA/Aaa	48.8%
AA/Aa	19.1
A	13.5
BBB/Baa	7.3
BB/Ba	1.8
B/B	0.4
CCC/Caa	0.2
A-1/VMIG1	4.6
NR	4.3
100%

†	As a percentage of total investments.

*	S&P primary rating; Moody’s secondary, then Fitch.

See pages 29 and 30 for definition of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund (the “Fund”), is a separate diversified series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$162,485,939
Gross unrealized depreciation	(11,190,013)

Net unrealized appreciation	$151,295,926

At November 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bonds	939	3/08	$110,635,589	$110,039,062	$596,527

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008